Post-Balance Sheet Events (Details) $ in Billions	Feb. 28, 2023 USD ($)	Feb. 20, 2023 USD ($)	Feb. 02, 2023 USD ($) contract
Share buyback programme
Disclosure of non-adjusting events after reporting period [line items]
Stock repurchase program, contract term			3 months
Stock repurchase program, number of contracts | contract			3
Authorized amount for share buy back			$ 4
Acquisition of subsidiary | Nature Energy Biogas A/S
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired		100.00%
Consideration paid (received)		$ 2
Disposal of subsidiary | Shell Onshore Ventures LLC
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary	100.00%
Consideration paid (received)	$ (2)
Disposal of subsidiary | Aera Energy LLC | Shell Onshore Ventures LLC
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary	51.80%